CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 537,152	$ 433,658
Cost of revenues	458,006	391,675
Gross profit	79,146	41,983
Operating expenses
Selling, general and administrative	3,107,596	2,353,233
Research and development	634,109	504,396
Total operating expenses	3,741,705	2,857,629
Operating loss	(3,662,559)	(2,815,646)
Other income (expense)
Interest expense	(2,078,704)	(115,568)
Gain on extinguishment of debt	115,000
Gain on valuation of warrant liability	242,052
Other income (expense)	(1,592)	(27,201)
Total other income (expense), net	(1,723,244)	(142,769)
Net loss before income taxes	(5,385,803)	(2,958,415)
Provision for income taxes
Net loss	(5,385,803)	(2,958,415)
Net loss attributable to non-controlling interest	(489,655)
Net loss attributable to controlling interest	(4,896,148)	(2,958,415)
Basic and diluted loss per common share	$ (0.11)	$ (0.06)
Basic and diluted weighted average number of shares outstanding	44,160,713	48,099,333
All Other
Net revenues	537,152	381,517
Related Party Transactions
Net revenues		$ 52,141